American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
February 29, 2020

NT International Value - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.8%
Australia — 3.5%
Aristocrat Leisure Ltd.	168,872	3,624,708
Aurizon Holdings Ltd.	864,901	2,682,759
Australia & New Zealand Banking Group Ltd.	622,031	9,934,959
BlueScope Steel Ltd.	133,570	1,023,022
Commonwealth Bank of Australia	46,945	2,465,350
Fortescue Metals Group Ltd.	619,567	4,041,725
Santos Ltd.	158,756	695,686
Telstra Corp. Ltd.	151,465	333,515
		24,801,724
Austria — 0.4%
ANDRITZ AG	45,304	1,608,098
Raiffeisen Bank International AG	40,737	847,717
		2,455,815
Belgium — 0.5%
KBC Group NV	41,495	2,763,476
Telenet Group Holding NV	21,745	837,086
		3,600,562
Denmark — 0.7%
Carlsberg A/S, B Shares	15,673	2,078,106
Novo Nordisk A/S, B Shares	44,450	2,641,818
		4,719,924
Finland — 1.8%
Fortum Oyj	76,848	1,648,491
Kone Oyj, B Shares(1)	117,784	6,647,917
Orion Oyj, Class B	108,138	4,300,510
		12,596,918
France — 12.7%
AXA SA	283,517	6,599,865
BNP Paribas SA	260,107	12,709,265
CNP Assurances	56,317	886,562
Dassault Systemes SE	22,558	3,564,223
Hermes International	7,583	5,365,650
Kering SA	8,083	4,640,904
L'Oreal SA	18,908	5,085,223
Legrand SA	93,425	7,212,555
Peugeot SA(1)	360,913	7,037,447
Safran SA	32,736	4,547,851
Sanofi	79,347	7,338,303
Schneider Electric SE	34,198	3,485,570
Societe Generale SA	83,284	2,375,296
TOTAL SA	358,000	15,340,115
Vinci SA	30,700	3,122,748
		89,311,577

Germany — 6.0%
adidas AG	9,637	2,685,050
Allianz SE	51,216	11,063,670
Bayer AG	32,319	2,339,854
Brenntag AG	75,397	3,367,096
Deutsche Post AG	64,106	1,920,350
GEA Group AG	102,543	2,714,669
Hannover Rueck SE	11,372	2,026,024
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,902	5,839,850
RWE AG	176,879	6,100,618
Siemens AG	41,141	4,233,624
		42,290,805
Hong Kong — 2.7%
BOC Hong Kong Holdings Ltd.	431,000	1,489,252
Galaxy Entertainment Group Ltd.	482,000	3,218,840
Hang Seng Bank Ltd.	267,100	5,529,682
Hong Kong Exchanges & Clearing Ltd.	31,100	1,028,545
Sands China Ltd.	1,613,200	7,576,743
		18,843,062
Israel — 0.5%
Check Point Software Technologies Ltd.(2)	34,159	3,545,704
Italy — 2.3%
Enel SpA	739,353	6,191,043
Ferrari NV	46,597	7,363,480
Fiat Chrysler Automobiles NV	193,701	2,421,506
		15,976,029
Japan — 25.5%
ABC-Mart, Inc.	86,100	4,960,388
Amada Holdings Co. Ltd.	666,300	6,182,150
Astellas Pharma, Inc.	440,700	6,910,652
Bandai Namco Holdings, Inc.	40,700	2,021,827
Brother Industries Ltd.	407,600	7,327,011
Chugai Pharmaceutical Co. Ltd.	13,400	1,449,577
Hitachi High-Tech Corp.	64,100	4,764,887
Hitachi Ltd.	51,100	1,714,046
Honda Motor Co. Ltd.	129,400	3,307,533
Hoya Corp.	14,800	1,311,691
ITOCHU Corp.	360,000	8,184,250
KDDI Corp.	289,900	8,192,687
Mitsubishi Chemical Holdings Corp.	279,900	1,874,399
Mitsubishi UFJ Financial Group, Inc.	1,293,500	6,345,568
Nexon Co. Ltd.	169,000	2,677,977
Nintendo Co. Ltd.	20,900	7,131,360
Nitori Holdings Co. Ltd.	49,300	6,831,904
NTT DOCOMO, Inc.	418,400	11,307,809
Recruit Holdings Co. Ltd.	68,800	2,389,005
Santen Pharmaceutical Co. Ltd.	165,200	2,651,434
Sekisui House Ltd.	420,600	8,233,735
Shin-Etsu Chemical Co. Ltd.	53,700	6,005,993

Shionogi & Co. Ltd.	131,900	7,119,437
Showa Denko KK	74,700	1,603,700
Softbank Corp.	395,800	5,176,858
SoftBank Group Corp.	89,900	4,141,740
Sony Corp.	89,800	5,557,102
Sumitomo Mitsui Financial Group, Inc.	152,800	4,911,418
Sundrug Co. Ltd.	71,500	2,228,655
Takeda Pharmaceutical Co. Ltd.	89,300	3,100,110
Tokyo Electron Ltd.	34,400	7,070,884
Toyota Motor Corp.	179,200	11,717,911
Trend Micro, Inc.	49,300	2,444,863
Tsuruha Holdings, Inc.	59,000	6,834,169
Welcia Holdings Co. Ltd.	81,500	4,953,246
		178,635,976
Netherlands — 1.1%
Koninklijke DSM NV	17,115	1,938,153
NN Group NV	159,486	5,460,060
		7,398,213
New Zealand — 1.2%
a2 Milk Co. Ltd.(2)	494,677	4,975,389
Meridian Energy Ltd.	1,264,043	3,656,684
		8,632,073
Norway — 0.8%
Aker BP ASA	233,338	5,537,489
Equinor ASA	22,813	350,769
		5,888,258
Singapore — 3.0%
DBS Group Holdings Ltd.	187,500	3,274,206
Oversea-Chinese Banking Corp. Ltd.	881,500	6,767,234
Singapore Telecommunications Ltd.	1,894,600	4,100,358
United Overseas Bank Ltd.	398,300	7,066,449
		21,208,247
Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA	2,177,383	10,520,487
Banco Santander SA	181,447	673,801
Iberdrola SA	1,306,933	14,958,698
Industria de Diseno Textil SA	95,626	2,976,230
Mapfre SA	607,847	1,368,978
Telefonica SA	315,555	1,868,198
		32,366,392
Sweden — 3.5%
Hennes & Mauritz AB, B Shares(1)	429,239	7,764,846
Investor AB, B Shares	135,250	6,762,135
Kinnevik AB, B Shares	340,393	6,954,075
Lundin Petroleum AB	111,548	3,180,626
		24,661,682
Switzerland — 7.5%
Geberit AG	14,436	7,238,812
Kuehne + Nagel International AG	51,262	7,512,635

Nestle SA	38,139	3,951,466
Novartis AG	85,745	7,198,227
Partners Group Holding AG	5,383	4,705,653
Roche Holding AG	24,470	7,975,862
UBS Group AG(2)	145,344	1,609,854
Zurich Insurance Group AG	31,472	12,247,914
		52,440,423
United Kingdom — 16.5%
3i Group plc	361,525	4,713,141
BHP Group plc	532,172	9,635,281
BP plc	1,275,247	6,605,531
Burberry Group plc	98,612	2,154,286
Evraz plc	1,413,325	6,130,888
Ferguson plc	81,413	7,111,295
GlaxoSmithKline plc	897,205	18,079,996
HSBC Holdings plc(1)	2,274,597	15,273,032
Legal & General Group plc	2,555,971	8,620,239
London Stock Exchange Group plc	6,754	660,642
Rio Tinto plc	142,753	6,690,727
Royal Dutch Shell plc, B Shares	997,659	21,664,994
Sage Group plc (The)	329,123	2,931,586
Vodafone Group plc	3,224,386	5,631,129
		115,902,767
TOTAL COMMON STOCKS (Cost $683,896,387)		665,276,151
EXCHANGE-TRADED FUNDS — 3.2%
iShares MSCI EAFE ETF	236,000	14,688,640
iShares MSCI EAFE Value ETF(1)	97,000	4,261,210
iShares MSCI Japan ETF	59,000	3,124,640
TOTAL EXCHANGE-TRADED FUNDS (Cost $23,533,889)		22,074,490
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $9,408,809), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $9,185,765)		9,184,732
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 9/30/22, valued at $529,185), at 0.65%, dated 2/28/20, due 3/2/20 (Delivery value $515,028)		515,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,709	3,709
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,703,441)		9,703,441
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $24,029,395)	24,029,395	24,029,395
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $741,163,112)		721,083,477
OTHER ASSETS AND LIABILITIES — (2.8)%		(19,546,732)
TOTAL NET ASSETS — 100.0%		$701,536,745

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.7%
Consumer Discretionary	14.4%
Industrials	11.6%
Health Care	10.3%
Energy	7.5%
Communication Services	7.3%
Materials	5.6%
Information Technology	4.6%
Utilities	4.5%
Consumer Staples	4.3%
Exchange-Traded Funds	3.2%
Cash and Equivalents*	2.0%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,824,294. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $31,516,257, which includes securities collateral of $7,486,862.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,545,704	661,730,447	—
Exchange-Traded Funds	22,074,490	—	—
Temporary Cash Investments	3,709	9,699,732	—
Temporary Cash Investments - Securities Lending Collateral	24,029,395	—	—
	49,653,298	671,430,179	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.